Principal accounting policies (Schedule of Amortization of Finite-lived Intangible Assets is Computed Using Straight-line Method Over Following Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2021
Trademark | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	6 years
Trademark | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	10 years
Customer relationships
Intangible assets, net [Line Items]
Estimated useful lives	3 years
Licenses
Intangible assets, net [Line Items]
Estimated useful lives	15 years
Non-compete agreement
Intangible assets, net [Line Items]
Estimated useful lives	1 year
Operating rights [Member]
Intangible assets, net [Line Items]
Estimated useful lives	Shorter of the economic life or contract terms
Software | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	1 year
Software | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	5 years
Domain names | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	10 years
Domain names | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	15 years
Patented Technology [Member] | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	5 years
Patented Technology [Member] | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	6 years
Others
Intangible assets, net [Line Items]
Estimated useful lives	Shorter of the economic life or contract terms
Land Use Rights [Member]
Intangible assets, net [Line Items]
Term Of Amortization	40 years